INCOME TAXES - Changes to valuation allowance (Details) - JPY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
INCOME TAXES
Valuation allowance, beginning of period	¥ 5,186	¥ 4,572	¥ 121
Net changes during the period	12,979	614	4,451
Valuation allowance, end of period	¥ 18,165	¥ 5,186	¥ 4,572